PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class C, Class R, Class Y, Invesco Cash Reserve, Class R5, and Class R6 shares, as applicable, of the Invesco Oppenheimer Global High Yield Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Government Money Market Fund, Invesco Oppenheimer Intermediate Income Fund, Invesco Oppenheimer Limited-Term Bond Fund, Invesco Oppenheimer Limited-Term Government Fund, Invesco Oppenheimer Master Inflation Protected Securities Fund and Invesco Oppenheimer Ultra-Short Duration Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 87 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission May 23, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn